Form N-1A Supplement	Jul. 08, 2025
Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

HORIZON FUNDS

Horizon Multi-Factor Small/Mid Cap Fund (the “Fund”)

Supplement dated July 8, 2025

to the Prospectus and Summary Prospectus of the Fund

This supplement makes the following amendment to disclosures in the Fund’s Prospectus and Summary Prospectus, dated March 29, 2025, as supplemented, effective immediately:

The Average Annual Total Returns table and the paragraphs of disclosure that follow it under the Section titled “Performance” are hereby deleted in their entirety and replaced with the following: